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CLAIRE HINSHAW claire.hinshaw@dechert.com +1 617 728 7189 Direct +1 617 275 8374 Fax

May 5, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”)
File Nos. 333-35883 and 811-08361
Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information for the Goldman Sachs Buffered S&P 500 Fund – Jan/Jul, Goldman Sachs Buffered S&P 500 Fund – Mar/Sep and Goldman Sachs Buffered S&P 500 Fund – May/Nov, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on April 29, 2025.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 617-728-7189.

Sincerely,

/s/ Claire Hinshaw
Claire Hinshaw